Property and Equipment	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment
4. Property and Equipment

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Leasehold improvements	$34.4	$27.6
Property and equipment	18.1	15.2
Computer equipment and software	84.2	71.5

	136.7	114.3
Less accumulated depreciation and amortization	(100.6)	(91.7)

	36.1	22.6
Land	1.2	1.2

	$37.3	$23.8

During the year ended March 31, 2024, depreciation expense amounted to $10.3 million (2023—$
12.2 million, 2022 - $12.4 million).

LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment
4. Property and Equipment

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Distribution equipment	$19.3	$19.1
Leasehold improvements	66.1	58.7
Property and equipment	26.0	23.8
Computer equipment and software	236.1	241.6

	347.5	343.2
Less accumulated depreciation and amortization	(260.2)	(254.9)

	87.3	88.3
Land	1.2	1.2

	$88.5	$89.5

During the year ended March 31, 2024, depreciation expense amounted to $49.9 million (2023 - $40.1 million; 2022 - $43.0 million).

Entertainment One Film And Television Business [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment
(4)
Property, Plant and Equipment

(In thousands)	October 1, 2023	December 25, 2022
Computer software and hardware	$27,980	$27,802
Furniture and fixtures	2,612	2,466
Leasehold improvements	16,148	16,108
Less accumulated depreciation	(24,467)	(17,680)

Total property, plant and equipment, net	$22,273	$28,696

Expenditures for maintenance and repairs which do not materially extend the life of the assets are charged to operations as incurred. In the nine months ended October 1, 2023 and September 25, 2022, the Company recorded $6,815 thousand and $5,293 thousand, respectively, of depreciation expense.
See note 11 for additional discussion on right of use assets.

(5)	Property, Plant and Equipment

(In thousands)	2022	2021
Computer software and hardware	$27,802	$16,969
Furniture and fixtures	2,466	9,434
Leasehold improvements	16,108	16,035
Less accumulated depreciation	(17,680)	(11,359)

Total property, plant and equipment, net	$28,696	$31,079

Expenditures for maintenance and repairs which do not materially extend the life of the assets are charged to operations as incurred. In 2022 and 2021 the Company recorded $7,028 thousand and $6,808 thousand, respectively, of depreciation expense.
See Note 14 for additional discussion on right of use assets.